Earnings per Share - Schedule of Antidilutive Shares (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	1,428,472	458,924
Nonqualified stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	971,828	1,072,278
Nonvested restricted common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	3,414	604,582